COSTS AND EXPENSES BY NATURE (Details) - Schedule of restructuring activities expenses - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of restructuring activities expenses [Abstract]
Fair value adjustment of fleet available for sale		$ 73,595	$ 331,522
Rejection of aircraft lease contract		1,564,973	269,467
Rejection of IT contracts		26,368
Employee restructuring plan	[1]	46,938	290,831
Legal advice		91,870	76,541
Renegotiation of fleet contracts		516,559
Others		16,879	21,648
Total		$ 2,337,182	$ 990,009

[1]	See note 2.1, letter c.